CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)	Treasury Stock	Noncontrolling Interest
Beginning Balance at Dec. 26, 2009	$ 789,242	$ 2,807	$ 1,193,157	$ 238,379	$ (590,195)	$ (57,733)	$ 2,827
Beginning Balance (in shares) at Dec. 26, 2009		280,652,278
Disposition of majority-owned subsidiaries	2,523						2,523
Purchase of subsidiary shares from noncontrolling interests	(19,689)		(16,066)				(3,623)
Comprehensive income (loss), net of tax
Net earnings (loss)	(46,205)				(44,623)		(1,582)
Other comprehensive income (loss)	(14,238)			(14,572)			334
Preferred stock dividends	(37,113)		(37,113)
Grant of long-term incentive stock (in shares)	173,387	223,762
Grant of long-term incentive stock		2	(2)
Forfeiture of restricted stock (in shares)		(236,512)
Forfeiture of restricted stock	(2)	(2)
Exercise of stock options (including income tax benefits and withholding) (in shares)	2,423,041	2,419,708
Exercise of stock options (including income tax benefits and withholding)	614	24	590
Amortization of long-term incentive stock grants	20,843		20,843
Ending Balance at Dec. 25, 2010	695,975	2,831	1,161,409	223,807	(634,818)	(57,733)	479
Ending Balance (in shares) at Dec. 25, 2010		283,059,236
Purchase of subsidiary shares from noncontrolling interests	(1,262)		(983)				(279)
Comprehensive income (loss), net of tax
Net earnings (loss)	95,691				95,694		(3)
Other comprehensive income (loss)	(29,268)			(29,285)			17
Preferred stock dividends	(35,705)		(35,705)
Grant of long-term incentive stock (in shares)	2,890,943	2,641,074
Grant of long-term incentive stock	26	26
Forfeiture of restricted stock (in shares)		(342,281)
Forfeiture of restricted stock	(3)	(3)
Exercise of stock options (including income tax benefits and withholding) (in shares)	1,075,205	1,072,538
Exercise of stock options (including income tax benefits and withholding)	(64)	10	(74)
Amortization of long-term incentive stock grants	13,895		13,895
Ending Balance at Dec. 31, 2011	739,285	2,864	1,138,542	194,522	(539,124)	(57,733)	214
Ending Balance (in shares) at Dec. 31, 2011		286,430,567
Purchase of subsidiary shares from noncontrolling interests	(551)		(444)				(107)
Comprehensive income (loss), net of tax
Net earnings (loss)	(77,120)				(77,111)		(9)
Other comprehensive income (loss)	18,204			18,195			9
Preferred stock dividends	(32,934)		(32,934)
Grant of long-term incentive stock (in shares)	4,018,253	3,608,806
Grant of long-term incentive stock		36	(36)
Forfeiture of restricted stock (in shares)		(446,703)
Forfeiture of restricted stock		(4)	4
Exercise of stock options (including income tax benefits and withholding) (in shares)	2,050,733	2,141,357
Exercise of stock options (including income tax benefits and withholding)	1,085	21	1,064
Amortization of long-term incentive stock grants	13,579		13,579
Ending Balance at Dec. 29, 2012	$ 661,548	$ 2,917	$ 1,119,775	$ 212,717	$ (616,235)	$ (57,733)	$ 107
Ending Balance (in shares) at Dec. 29, 2012		291,734,027